UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.8%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 2.4%
American Airlines Group, Inc., 6.125%, 6/1/18	$1,250	$1,281,250

		$1,281,250

Automotive & Auto Parts — 6.6%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$1,000	$992,282
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	290	304,500
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	772,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,500	1,503,000

		$3,572,282

Banks & Thrifts — 3.3%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$820,313
CIT Group, Inc., 5.25%, 3/15/18	905	937,236

		$1,757,549

Broadcasting — 2.0%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,065,000

		$1,065,000

Building Materials — 2.0%
HD Supply, Inc., 7.50%, 7/15/20	$500	$522,500
USG Corp., 9.75%, 1/15/18	500	552,500

		$1,075,000

Cable/Satellite TV — 4.3%
Cablevision Systems Corp., 7.75%, 4/15/18	$500	$507,500
CSC Holdings, LLC, 7.875%, 2/15/18	500	527,500
DISH DBS Corp., 4.25%, 4/1/18	500	504,375
DISH DBS Corp., 4.625%, 7/15/17	750	768,750

		$2,308,125

Capital Goods — 4.3%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$537,750
CNH Industrial Capital, LLC, 3.875%, 7/16/18	1,000	975,000
HRG Group, Inc., 7.875%, 7/15/19(1)	750	784,687

		$2,297,437

Chemicals — 0.2%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	$100	$89,000

		$89,000

Consumer Products — 2.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,250	$1,225,000
Revlon Consumer Products Corp., 5.75%, 2/15/21	55	53,900

		$1,278,900

Containers — 4.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.512%, 12/15/19(1)(3)	$1,000	$958,750
Ball Corp., 4.375%, 12/15/20	155	160,716
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,250	1,237,500

		$2,356,966

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 6.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$985,000
Air Lease Corp., 5.625%, 4/1/17	750	777,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	497,500
International Lease Finance Corp., 2.462%, 6/15/16(3)	500	497,500
International Lease Finance Corp., 8.75%, 3/15/17	450	474,120
Navient Corp., 4.625%, 9/25/17	250	246,250

		$3,477,370

Diversified Media — 1.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$1,000	$1,015,000

		$1,015,000

Energy — 3.1%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.834%, 8/1/19(1)(3)	$500	$152,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	200	205,250
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,250	1,296,875

		$1,654,625

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$503,125

		$503,125

Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$500	$465,000

		$465,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,045,687

		$1,045,687

Gaming — 1.5%
MGM Resorts International, 6.875%, 4/1/16	$500	$502,813
Station Casinos, LLC, 7.50%, 3/1/21	75	77,625
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	239,375

		$819,813

Health Care — 6.0%
Alere, Inc., 7.25%, 7/1/18	$900	$935,887
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	250	252,500
HCA, Inc., 3.75%, 3/15/19	526	531,260
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	201,400
Tenet Healthcare Corp., 4.012%, 6/15/20(1)(3)	1,000	987,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	350	349,125

		$3,257,672

Homebuilders/Real Estate — 0.9%
iStar, Inc., 3.875%, 7/1/16	$250	$249,063
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	250,343

		$499,406

Leisure — 3.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$117,300
NCL Corp., Ltd., 5.25%, 11/15/19(1)	985	994,850
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	509,375

		$1,621,525

Metals/Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$241,250

		$241,250

Restaurants — 1.4%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$773,438

		$773,438

Security	Principal Amount (000’s omitted)	Value
Services — 3.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.164%, 12/1/17(3)	$925	$922,687
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	221,200
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	500	511,250
Laureate Education, Inc., 10.00%, 9/1/19(1)	490	270,113

		$1,925,250

Super Retail — 3.8%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,000	$1,037,870
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,029,250

		$2,067,120

Technology — 7.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$522,500
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	250	269,687
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	268,750
Avaya, Inc., 9.00%, 4/1/19(1)	250	170,625
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	1,000	1,025,000
Infor (US), Inc., 5.75%, 8/15/20(1)	90	90,900
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	500	502,500
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,009,000

		$3,858,962

Telecommunications — 9.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$247,219
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,000	737,500
Level 3 Financing, Inc., 4.101%, 1/15/18(3)	750	751,875
Sprint Communications, Inc., 8.375%, 8/15/17	250	243,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,202,906
T-Mobile USA, Inc., 5.25%, 9/1/18	275	281,875
T-Mobile USA, Inc., 6.464%, 4/28/19	500	518,125
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,010,000

		$4,992,625

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$155,194

		$155,194

Utilities — 2.6%
AES Corp. (The), 3.414%, 6/1/19(3)	$1,500	$1,391,250

		$1,391,250

Total Corporate Bonds & Notes (identified cost $48,519,325)		$46,845,821

Senior Floating-Rate Loans — 11.6%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.8%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$962	$938,535

		$938,535

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$494	$489,579

		$489,579

Services — 4.2%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$884,167
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	105	104,083
Hertz Corporation (The), Term Loan, 3.75%, Maturing 3/11/18	491	490,065
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	977	770,703

		$2,249,018

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 1.8%
First Data Corporation, Term Loan, 3.927%, Maturing 3/24/18	$1,000	$988,393

		$988,393

Telecommunications — 2.9%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,850	$1,571,575

		$1,571,575

Total Senior Floating-Rate Loans (identified cost $6,859,276)		$6,237,100

Convertible Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$250	$305,156

		$305,156

Utilities — 0.8%
NRG Yield, Inc., 3.50%, 2/1/19(1)	$515	$453,844

		$453,844

Total Convertible Bonds (identified cost $774,672)		$759,000

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(5)	$120	$120,553

		$120,553

Total Commercial Mortgage-Backed Securities (identified cost $120,135)		$120,553

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)	$48	$48,064

		$48,064

Total Short-Term Investments (identified cost $48,064)		$48,064

Total Investments — 100.1% (identified cost $56,321,472)		$54,010,538

Other Assets, Less Liabilities — (0.1)%		$(29,065)

Net Assets — 100.0%		$53,981,473

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $18,077,327 or 33.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $1,214.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,353,553

Gross unrealized appreciation	$151,791
Gross unrealized depreciation	(2,494,806)

Net unrealized depreciation	$(2,343,015)

The Portfolio did not have any open financial instruments at January 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$46,845,821	$—	$46,845,821
Senior Floating-Rate Loans	—	6,237,100	—	6,237,100
Convertible Bonds	—	759,000	—	759,000
Commercial Mortgage-Backed Securities	—	120,553	—	120,553
Short-Term Investments	—	48,064	—	48,064
Total Investments	$—	$54,010,538	$—	$54,010,538

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016